Cover	May 02, 2022
Cover [Abstract]
Entity Registrant Name	GZ6G TECHNOLOGIES CORP.
Entity Central Index Key	0001286648
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 02, 2022
Entity Incorporation State Country Code	NV
Entity File Number	000-51007
Entity Tax Identification Number	20-0452700
Entity Address Address Line 1	1 Technology Drive, BLDG B
Entity Address Address Line 2	Suite No. B123
Entity Address City Or Town	Irvine
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92618
City Area Code	(949
Local Phone Number	872-1965
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false